UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06692
Reporting Period: 07/01/2018 - 06/30/2019
BlackRock MuniYield California Quality Fund, Inc.

============== BlackRock MuniYield California Quality Fund, Inc. ===============

BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U841
Meeting Date: NOV 21, 2018   Meeting Type: Special
Record Date:  SEP 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Bruce R. Bond            For       For          Management
1a.2  Elect Director Susan J. Carter          For       For          Management
1a.3  Elect Director Collette Chilton         For       For          Management
1a.4  Elect Director Neil A. Cotty            For       For          Management
1a.5  Elect Director Robert Fairbairn         For       For          Management
1a.6  Elect Director Lena G. Goldberg         For       For          Management
1a.7  Elect Director Robert M. Hernandez      For       For          Management
1a.8  Elect Director Henry R. Keizer          For       For          Management
1a.9  Elect Director Cynthia A. Montgomery    For       For          Management
1a.10 Elect Director Donald C. Opatrny        For       For          Management
1a.11 Elect Director John M. Perlowski        For       For          Management
1a.12 Elect Director Joseph P. Platt          For       For          Management
1a.13 Elect Director Mark Stalnecker          For       For          Management
1a.14 Elect Director Kenneth L. Urish         For       For          Management
1a.15 Elect Director Claire A. Walton         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniYield California Quality Fund, Inc.

Date: August 29, 2019